ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.4%
	BIOTECH & PHARMA - 52.3%
13,018	AbbVie, Inc.	$ 2,313,299
6,140	Agios Pharmaceuticals, Inc.(a)	201,760
46,913	Aldeyra Therapeutics, Inc.(a)	234,096
5,649	Apogee Therapeutics, Inc.(a)	255,900
31,685	AstraZeneca plc - ADR	2,076,001
33,650	Avadel Pharmaceuticals plc(a)	353,662
1,474	BioNTech S.E. - ADR(a)	167,962
19,649	Bristol-Myers Squibb Company	1,111,347
15,474	Daiichi Sankyo Company Ltd. - ADR	422,285
10,316	Edgewise Therapeutics, Inc.(a)	275,437
6,140	Eli Lilly & Company	4,740,079
10,562	Gilead Sciences, Inc.	975,612
3,930	Insmed, Inc.(a)	271,327
7,614	Ionis Pharmaceuticals, Inc.(a)	266,185
18,176	Johnson & Johnson	2,628,613
1,474	Krystal Biotech, Inc.(a)	230,917
22,597	Merck & Company, Inc.	2,247,950
3,684	Neurocrine Biosciences, Inc.(a)	502,866
15,719	Novartis A.G. - ADR	1,529,616
23,334	Novo Nordisk A/S - ADR	2,007,191
6,140	Oruka Therapeutics, Inc.	119,055
38,807	Pfizer, Inc.	1,029,550
7,123	Protagonist Therapeutics, Inc.(a)	274,948
491	Regeneron Pharmaceuticals, Inc.(a)	349,754
2,947	Sandoz Group A.G. - ADR	119,354
2,211	Sarepta Therapeutics, Inc.(a)	268,835
1,965	Vaxcyte, Inc.(a)	160,855
16,211	Verona Pharma plc - ADR(a)	752,839
3,101	Vertex Pharmaceuticals, Inc.(a)	1,248,773
2,456	Zoetis, Inc.	400,156
		27,536,224
	HEALTH CARE FACILITIES & SERVICES - 15.3%
982	Cencora, Inc.	220,636
1,474	Charles River Laboratories International, Inc.(a)	272,100

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 15.3% (Continued)
982	Chemed Corporation	$ 520,264
1,965	Cigna Group (The)	542,615
2,702	Elevance Health, Inc.	996,768
6,877	Encompass Health Corporation	635,091
1,965	ICON plc(a)	412,080
17,684	Surgery Partners, Inc.(a)	374,370
7,123	UnitedHealth Group, Inc.	3,603,241
5,404	US Physical Therapy, Inc.	479,389
		8,056,554
	MEDICAL EQUIPMENT & DEVICES - 28.7%
9,333	Abbott Laboratories	1,055,656
26,035	AtriCure, Inc.(a)	795,630
3,930	Becton Dickinson and Company	891,599
18,667	Boston Scientific Corporation(a)	1,667,336
4,175	Danaher Corporation	958,371
9,333	Edwards Lifesciences Corporation(a)	690,922
11,790	Exact Sciences Corporation(a)	662,480
18,176	Globus Medical, Inc., Class A(a)	1,503,337
7,614	Hologic, Inc.(a)	548,893
39,299	Inotiv, Inc.(a)	162,698
2,456	Intuitive Surgical, Inc.(a)	1,281,934
42,737	Neogen Corporation(a)	518,827
7,369	OrthoPediatrics Corporation(a)	170,813
1,719	Stryker Corporation	618,926
8,105	Tandem Diabetes Care, Inc.(a)	291,942
27,018	Terumo Corporation - ADR	526,851
4,175	Thermo Fisher Scientific, Inc.	2,171,961
5,895	Zimmer Biomet Holdings, Inc.	622,689
		15,140,865
	SOFTWARE - 0.1%
5,404	Evolent Health, Inc., Class A(a)	60,795

	TOTAL COMMON STOCKS (Cost $54,521,210)	50,794,438

ALPHACENTRIC LIFE SCIENCES AND HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUNDS - 3.5%
1	Fidelity Investments Money Market Government Portfolio, Class I, 4.33%(b)	$ 1
1,821,497	First American Treasury Obligations Fund, Class X, 4.38%(b)	1,821,497
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,821,498)	1,821,498

	TOTAL INVESTMENTS - 99.9% (Cost $56,342,708)	$ 52,615,936
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	52,784
	NET ASSETS - 100.0%	$ 52,668,720

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
S.E.	- Societas Europaea
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.